Intangible and other long-term assets	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible and other long-term assets

11.	Intangible and other long-term assets

The balances as of December 31, 2020 and 2019 are as follows:

	2 0 2 0			Amortization period (years)
Assets	Original Value	Accumulated amortization	Net
Republic trade mark	$107,380	$-	$107,380	*
Kobe Tech contract	125,141	125,141	0	12
Customers list	65,550	65,550	0	20
Total from Republic (1)	298,071	190,691	107,380

Customers list	2,205,700	2,205,700	0	9
San 42 trademark (2)	329,600	-	329,600	*
Goodwill (2)	1,814,160	-	1,814,160	*
Total from Grupo San (3)	4,349,460	2,205,700	2,143,760
	4,647,531	2,396,391	2,251,140
Other assets	71,816	-	71,816
	$4,719,347	$2,396,391	$2,322,956

	2 0 1 9			Amortization period (years)
Assets	Original Value	Accumulated amortization	Net
Republic trade mark	$101,657	$-	$101,657	*
Kobe Tech contract	118,471	118,471	-	12
Customers list	62,056	47,378	14,678	20
Total from Republic (1)	282,184	165,849	116,335

Customers list	2,205,700	2,205,700	-	9
San 42 trademark (2)	329,600	-	329,600	*
Goodwill (2)	1,814,160	-	1,814,160	*
Total from Grupo San (3)	4,349,460	2,205,700	2,143,760
	4,631,644	2,371,549	2,260,095
Other assets	75,022	-	75,022
	$4,706,666	$2,371,549	$2,335,117

*	Intangible assets with undefined useful life.

(1)	Intangible assets from the Republic acquisition.

(2)	The San 42 trademark and the goodwill are presented net of impairment losses recorded in 2009 for $16,000 and $2,352,000, respectively.

(3)	Intangible assets from the Grupo San acquisition.

The amortization of these assets recorded in net income of the years ended December 31, 2020 and 2019, amounted to $ 11,250 and $ 9,880, respectively.

The other assets are not subject to amortization and they are primarily comprised of guarantee deposits.

The reconciliation between the opening and closing balances of each year is presented below:

Assets	Original Value	Accumulated amortization	Net
Balance as of December 31, 2018	$4,672,503	$(2,372,451)	$2,300,052
Additions	9,880	(9,880)	-
Adjustment effect of the year	24,283	10,782	35,065
Balance as of December 31, 2019	$4,706,666	$(2,371,549)	$2,335,117
Additions	11,250	(11,250)	-
Adjustment effect of the year	1,431	(13,592)	(12,161)
Balance as of December 31, 2020	$4,719,347	$(2,396,391)	$2,322,956